ACQUISITION OF VARIAN (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Oct. 31, 2010	Oct. 31, 2009	May 14, 2010 Business Acquisition Varian [Member]
Business Combinations [Abstract]
Varian business acquisition completion date	2010-05-14
Varian Revenue from acquisition	$ 320
Varian business acquisition agreement date	2009-07-26
Varian total purchase price	1,507
Cash price per share of Varian's outstanding common stock (in dollars per share)	$ 52
Acquisition cost of Varian's vested in-the money stock options	17
Acquisition costs of Varian's non-vested in-the-money stock options	12
Percent of target for Varian's non-vested restricted stock awards, non-vested performance shares	100.00%
Issuance date of Senior Notes funding Varian acquisition	September 2009
Deferred tax liability for future amortization of intangibles	138
Purchase Price Allocations [Abstract]
Cash and cash equivalents			226
Accounts receivable			138
Inventories			170
Other current assets			47
Property, plant and equipment			126
Intangible assets			417
Other assets			13
Goodwill			787
Total assets acquired			1,924
Accounts payable			(65)
Employee compensation and benefits			43
Deferred revenue			(30)
Other accrued liabilities			(72)
Long-term debt			(15)
Retirement and post-retirement benefits			(18)
Other long-term liabilities			(157)
Net assets acquired			1,524
Business Acquisition, Pro Forma Information [Abstract]
Net revenue - Pro forma operating results as if Varian had been included in Company's Statement of Operations	5,871	5,258
Net income - Pro forma operating results as if Varian had been included in Company's Statement of Operations	$ 648	$ (192)
Net income (loss) per share - basic - Pro forma operating results as if Varian had been included in con Company's Statement of Operations	$ 1.87	$ (0.55)
Net income (loss) per share - diluted - Pro forma operating results as if Varian had been included in con Company's Statement of Operations	$ 1.84	$ (0.55)